Property and Equipment Net	12 Months Ended
Dec. 31, 2021
Gelesis
Property and Equipment, Net
8.	Property and Equipment, Net

Property and equipment, net, consists of the following (in thousands):

	At December 31,
	2021	2020
Laboratory and manufacturing equipment	$28,101	$8,176
Land and buildings	10,404	4,334
Leasehold improvements	1,614	1,742
Computer equipment and software	463	176
Capitalized software	228	17
Construction in process	22,097	35,551
Property and equipment – at cost	62,907	49,996
Less accumulated depreciation	(4,392)	(3,101)
Property and equipment – net	$58,515	$46,895

The Company owns and operates commercial manufacturing and research and development facilities in Italy, including a 51,000 square foot facility, which the Company expects to further expand to a 88,600 square foot facility, as well as approximately 12 acres of land, where the Company initiated construction of an additional 207,000 square foot facility. Both facilities are near the Town of Lecce in the Puglia region of Italy. Property and equipment classified as construction in process at December 31, 2021 and 2020 are related to the development of manufacturing lines that have not yet been placed into service at December 31, 2021.

Depreciation expense was approximately $1.5 million and $0.5 million and for the years ended December 31, 2021 and 2020, respectively.